Schedule of Key Inputs of Warrant Liabilities (Details)		12 Months Ended
	Aug. 01, 2022 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2024	Jan. 31, 2023 $ / shares	Aug. 31, 2022 $ / shares	Apr. 30, 2022 $ / shares shares	Apr. 29, 2022 $ / shares	Dec. 28, 2021 $ / shares
Exercisable price per share	$ 20.00		$ 111.04	$ 8.00		$ 18.80	$ 16.00	$ 8.00	$ 16.00	$ 8.00
Warrant to purchase common stock | shares								62,500
Estimated Term							4 years 6 months
Estimated fair value | $	$ 146,624		$ 398,675
Measurement Input, Price Volatility [Member]
Warrants and rights outstanding measurement input		110			110
Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding measurement input		3.53			3.53
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Series A Preferred Stock Obligation [Member]
Estimated fair value of company's stock			$ 32.50	$ 40.00
Exercisable price per share			$ 32.00
Warrant to purchase common stock | shares			42,101
Estimated IPO date				Sep. 30, 2022
Estimated Term			3 years	3 years 9 months
Estimated fair value | $			$ 756,723	$ 334,955
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Series A Preferred Stock Obligation [Member] | Measurement Input, Price Volatility [Member]
Warrants and rights outstanding measurement input			0.825	0.863
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Series A Preferred Stock Obligation [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding measurement input			0.0344	0.0108
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Series A Preferred Stock Obligation [Member] | Measurement Input Probability of IPO Listing Occurring [Member]
Warrants and rights outstanding measurement input				0.90
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Series A Preferred Stock Obligation [Member] | Measurement Input Probability of Qualified IPO [Member]
Warrants and rights outstanding measurement input				0.33
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Series A Preferred Stock Obligation [Member] | Measurement Input Probability of IPO Listing [Member]
Warrants and rights outstanding measurement input				0.67
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Series A Preferred Stock Obligation [Member] | Minimum [Member]
Exercisable price per share				$ 40.00
Warrant to purchase common stock | shares				12,135
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Series A Preferred Stock Obligation [Member] | Maximum [Member]
Exercisable price per share				$ 166.56
Warrant to purchase common stock | shares				33,681
Fair Value, Inputs, Level 3 [Member] | Warrant Liability August 2022 Warrants [Member]
Estimated fair value of company's stock			$ 32.50	$ 32.00
Exercisable price per share			$ 20.00	$ 20.00
Warrant to purchase common stock | shares			6,250	6,250
Estimated Term			4 years 10 months 24 days	5 years
Estimated fair value | $			$ 151,726	$ 146,624
Fair Value, Inputs, Level 3 [Member] | Warrant Liability August 2022 Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and rights outstanding measurement input			0.825	0.800
Fair Value, Inputs, Level 3 [Member] | Warrant Liability August 2022 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding measurement input			0.033	0.027
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Boustead Placement Agent Warrants [Member]
Estimated fair value of company's stock			$ 32.50	$ 32.00
Exercisable price per share			$ 16.00	$ 16.00
Warrant to purchase common stock | shares			2,581	3,688
Estimated Term				5 years
Estimated fair value | $			$ 64,140	$ 92,336
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Boustead Placement Agent Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and rights outstanding measurement input			0.825	0.861
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Boustead Placement Agent Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding measurement input			0.034
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Boustead Placement Agent Warrants [Member] | Minimum [Member]
Estimated Term			4 years 4 months 24 days
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Boustead Placement Agent Warrants [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding measurement input				0.018
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Boustead Placement Agent Warrants [Member] | Maximum [Member]
Estimated Term			4 years 6 months
Fair Value, Inputs, Level 3 [Member] | Warrant Liability Boustead Placement Agent Warrants [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding measurement input				0.020